Principal Activities and Organization - Additional Information (Detail)	Dec. 31, 2008 Jincheng [Member]	Dec. 31, 2008 Xinshichuang [Member]	Dec. 31, 2008 Wanshuizhiyuan [Member]	Dec. 31, 2008 Shenyang Jingli [Member]	Dec. 31, 2008 Qingdao Kaixiang [Member]	Dec. 31, 2008 Haiya [Member]	Dec. 31, 2008 Shengshitongda [Member]	Dec. 31, 2008 Shanghai Botang [Member]	Dec. 31, 2011 HK Ad-Icon [Member]	Dec. 31, 2008 HK Ad-Icon [Member]	Dec. 31, 2008 Changsha Jingli [Member]	Dec. 31, 2008 Wenzhou Rigao [Member]	Dec. 31, 2008 Wuxi Ruizhong [Member]	Dec. 31, 2010 Zhejiang Continental [Member]	Nov. 30, 2012 Shanghai Tiger Shangda [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%